ACQUISITIONS (Details Narrative) - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 29, 2022	Mar. 31, 2024	Dec. 31, 2023
Gross profit Royalty from sales percentage	10.00%		86.00%
Preferred shares	500,000	500,000	500,000
Total common stock issued		4,658,318	4,658,318
Description of purchase agreement		the assets, liabilities, intellectual property, and technology of Geokall in exchange for 200,000 shares of TPT restricted Series F Convertible Preferred Stock with a stated price of $5.00 USD per share
Ownership percentage	10.00%
Customer Base
Description of merger agreement		Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock	Effective Time is converted into and exchange for 1,000 validly issued, fully paid and non-assessable shares of the Subsidiary's common stock
IST [Member]
Gross profit Royalty from sales percentage		85.00%
Interest rate			6.00%
Preferred shares		500,000	500,000
Series A Preferred Stock
Preferred shares			500,000
Convertible Promissory Notes
Preferred shares			200,000